UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Glenrock Inc.

Address:    623 Fifth Ave, Suite 3101
            New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Katz
Title:      President
Phone:      212-808-7387

Signature, Place and Date of Signing:


  /s/ Michael Katz               New York, New York          May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $121,813
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------             --------------    -----       -------  -------   --- ----   ----------   -----  ----      ------ ----
ACCENTURE PLC IRELAND      SHS CLASS A      G1151C101   3,985        95,000 SH         SOLE                   95,000
AMERICAN INTL GROUP INC    COM NEW          026874784   5,121       150,000     PUT                          150,000
ANADARKO PETE CORP         COM              032511107   7,283       100,000 SH         SOLE                  100,000
APPLIED MATLS INC          COM              038222105   3,259       242,000 SH         SOLE                  242,000
BARRICK GOLD CORP          COM              067901108   3,719        97,000 SH         SOLE                   97,000
BJS WHOLESALE CLUB INC     COM              05548J106   4,790       129,500 SH         SOLE                  129,500
DELL INC                   COM              24702R101   4,806       320,000 SH         SOLE                  320,000
FIRST SOLAR INC            COM              336433107   1,840        15,000 SH         SOLE                   15,000
GENCORP INC                COM              368682100   5,126       889,900 SH         SOLE                  889,900
GENCORP INC                SDCV 2.250%11/1  368682AL4   3,175     3,175,000 PRN        SOLE                3,175,000
GENZYME CORP               COM              372917104   2,851        55,000 SH         SOLE                   55,000
HOLOGIC INC                COM              436440101   7,008       378,000 SH         SOLE                  378,000
HOLOGIC INC                COM              436440101   2,596       140,000     CALL   SOLE                    1,400
INTERPUBLIC GROUP COS INC  COM              460690100   5,158       620,000 SH         SOLE                  620,000
J CREW GROUP INC           COM              46612H402   5,049       110,000     PUT                          110,000
JAGUAR MNG INC             COM              47009M103   2,952       320,488 SH         SOLE                  320,488
LILLY ELI & CO             COM              532457108   4,165       115,000 SH         SOLE                  115,000
MARINER ENERGY INC         COM              56845T305   6,961       465,000 SH         SOLE                  465,000
MDS INC                    COM              55269P302   2,028       250,000 SH         SOLE                  250,000
MEDTRONIC INC              COM              585055106   2,859        63,500 SH         SOLE                   63,500
MICROSOFT CORP             COM              594918104   4,364       149,000 SH         SOLE                  149,000
MINEFINDERS LTD            COM              602900102   1,621       175,000 SH         SOLE                  175,000
NABORS INDUSTRIES LTD      SHS              G6359F103   3,632       185,000 SH         SOLE                  185,000
NORTHGATE MINERALS CORP    COM              666416102   2,162       720,550 SH         SOLE                  720,550
PATTERSON UTI ENERGY INC   COM              703481101   3,772       270,000 SH         SOLE                  270,000
PFIZER INC                 COM              717081103   4,167       243,000 SH         SOLE                  243,000
SYMANTEC CORP              COM              871503108   4,232       250,000 SH         SOLE                  250,000
VALERO ENERGY CORP NEW     COM              91913Y100   1,970       100,000 SH         SOLE                  100,000
WEYERHAEUSER CO            COM              962166104   6,926       153,000 SH         SOLE                  153,000
YAMANA GOLD INC            COM              98462Y100   4,236       430,000 SH         SOLE                  430,000

SK 01828 0005 1092934